Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Commitments and Contingencies

16. Commitments and Contingencies

a) Leases

At December 31, 2017 and 2018, the Company has entered into several lease agreements with related parties and third parties for the buildings where its offices are located (as a lessee), as well as with the owners of towers and or premises where the Company has installed radio bases.

An analysis of the minimum rental payments for the next five years is shown below. In some cases, rental amounts are increased each year based on the National Consumer Price Index (INPC).

The Company has the following non-cancelable commitments under finance leases:

Year ended December 31,
2019	Ps.	22,920
2020		13,365
2021		12,068
2022		10,751
2023		9,399
2024 and thereafter		34,011

Total	Ps.	102,514
Less: amounts representing finance charges		23,837

Present value of net minimum lease payments		78,677
Less current portion		14,240

Long-term obligations	Ps.	64,437

An analysis of non-cancellable operating leases is as follows:

Year ended December 31,
2019	Ps.	24,034,366
2020		22,104,366
2021		15,522,020
2022		14,250,332
2023		12,046,800
2024 and thereafter		49,991,937

Total	Ps.	137,949,821

Rent expense for the years ended December 31, 2016, 2017 and 2018 was Ps. 32,300,963, Ps. 35,571,283 and Ps. 34,421,817, respectively.

b) Commitments

The Company and its subsidiaries have commitments that mature on different dates, referring to CAPEX and cell phone purchases.

As of December 31, 2018, the total amounts equivalent to the contract period are detailed below:

Year ended December 31,
2019	Ps.	88,233,626
2020		68,170,083
2021		55,358,156
2022		13,322,961

Total	Ps.	225,084,826

c) Contingencies

I. MEXICO

Tax Assessment and Fine

In 2014, the Mexican Tax Administration Service (Servicio de Administración Tributaria or “SAT”) notified the Company of a Ps. 529,700 tax assessment related to the Company’s tax return for the fiscal year ended December 31, 2005, and reduced the Company’s consolidated tax loss for that year from Ps. 8,556,000 to zero. The Company has challenged this assessment before the Mexican courts and a final resolution is pending. The Company has not established a provision in the accompanying consolidated financial statements for a loss arising from this assessment, which it does not consider probable.

In 2012, the SAT notified the Company and its subsidiary Sercotel, S.A. de C.V. (“Sercotel”) of a fine of approximately Ps. 1,400,000 for alleged tax improprieties arising from the transfer of certain accounts receivable from one of the Company’s subsidiaries to Sercotel. In 2014, the Company challenged the fine and a final resolution is pending. The Company has not established a provision in the accompanying consolidated financial statements for a loss arising from this fine, which the Company does not consider probable.

Telcel Mobile Termination Rates

The mobile termination rates between Telcel and other network operators have been the subject of various legal proceedings. With respect to the interconnection fees for 2017, 2018 and 2019, Telcel has challenged the applicable resolutions and final resolutions are pending.

Given the fact that the “zero rate” that prevented Telcel from charging interconnection rates in its mobile network was held unconstitutional by the (Suprema Corte de Justicia de la Nación “SCJN”), the IFT has determined asymmetric interconnection rates for the termination of traffic in Telcel’s and other operators’ networks for 2018 and 2019. The resolutions setting such rates have been challenged by Telcel and final resolutions are pending.

The Company expects that mobile termination rates, as well as other rates applicable to mobile interconnection (such as transit), will continue to be the subject of litigation and administrative proceedings in Mexico. The Company cannot predict when or how these matters will be resolved or the financial effects of any such resolution.

Class Action Lawsuits

Telcel is subject to two class action lawsuits initiated by customers allegedly affected by Telcel’s quality of service and wireless and broadband rates. The Company cannot assess whether these class action lawsuits could have an adverse effect on the Company’s business and results of operations in the event that they are resolved against Telcel due to the lack of factual and legal claims underlying these proceedings. Consequently, the Company has not established a provision in the accompanying consolidated financial statements for a loss arising from these proceedings.

IFT Proceedings Against Telmex

In 2008, Telmex entered into certain commercial agreements with Dish México Holdings, S. de R.L. de C.V. and related companies (“Dish”), involving billing, collection services, distribution and equipment leasing. In addition, Telmex had an option to purchase shares representing 51% of the capital stock of Dish México, S. de R.L. de C.V. (“Dish México”). In 2014, Telmex waived its rights under the option.

In 2015, the IFT imposed a fine of Ps. 14,414 on Telmex on the grounds that the IFT was not notified of an alleged merger (concentración) between Telmex and Dish in 2008. Telmex filed an appeal for relief (amparo) and a final resolution is pending.

In 2015, in relation with some Dish operations, the IFT initiated several proceedings in order to determine potential violations of (i) Telmex’s concession, with respect to an alleged indirect exploitation of a public television services concession, which in 2019, the appeal for relief was granted by a competent court (Tribunal Colegiado); the Company cannot predict the outcome of such proceedings, and (ii) certain provisions of the Mexican Constitution (Constitución Política de los Estados Unidos Mexicanos) and the Federal Telecommunications and Broadcasting Law (Ley Federal de Telecomunicaciones y Radiodifusión) regarding the cost-free rule of re-transmission of television broadcast signals (commonly known as “must offer”), through other operators. In 2018, the IFT absolved Telmex and Dish from any responsibility in connection with the sanction procedure initiated by the IFT for the alleged violation of item (ii) above.

In 2018, the IFT imposed a fine of Ps. 2,543,937 on Telmex relating to a sanction procedure triggered by the alleged breach in 2013 and 2014 of certain minimum quality goals for link services. Telmex challenged this fine and a final resolution is pending.

II. BRAZIL

a. Tax Matters

ICMS

As of December 31, 2018, the Company’s Brazilian subsidiaries Claro Brasil, Primesys Soluções Empresariais S.A. (“Primesys”), Telmex Do Brasil Ltda. (“TdB”), Americel S.A. (“Americel”), Brasil Telecomunicações S.A. (“BrTel”) and TVSAT Telecomunicações S.A. (“TV SAT”), had aggregate tax contingencies related to value-added tax (“ICMS”) of approximately Ps. 55,455,306 (R$ 10,917,000). As of December 31, 2018, the Company has established a provision of Ps. 3,362,775 (R$ 662,000) in the accompanying consolidated financial statements for the losses arising from these contingencies which the Company considers probable. Such ICMS contingencies include the following tax assessments which the Company does not consider probable and therefore, has not established a provision in the accompanying consolidated financial statements:

•

Tax assessments against Star One, S.A. (currently Claro Brasil as surviving entity of merger) in the amount of Ps. 21,167,194 (R$ 4,167,000) based on allegations that the provision of satellite capacity is subject to ICMS. The Company is contesting these tax assessments in separate proceedings at different litigation stages and has obtained favorable judicial decisions in two proceedings.

•	Tax assessments against Claro Brasil and Americel in the amount of Ps. 5,861,997 (R$ 1,154,000), due to a decision that held certain benefits granted by the Brazilian states unconstitutional.

•	Tax assessment against Primesys in the amount of Ps. 3,916,464 (R$ 771,000), related to ICMS over certain activities not deemed to be part of data communication services.

CSLL/IRPJ

As of December 31, 2018 Claro Brasil, Americel, BrTel, and TV SAT had aggregate tax contingencies related to Social Contribution on Net income (“CSLL”) and Corporate Income Tax (“IRPJ”) in the amount of Ps. 17,779,021 (R$ 3,500,000). As of December 31, 2018, the Company has established a provision of Ps. 4,835,894 (R$ 952,000) in the accompanying consolidated financial statements for the losses arising from these contingencies, which the Company considers probable.

The aforementioned CSLL/IRPJ contingencies include a tax assessment against Claro Brasil in the amount of Ps. 10,906,159 (R$ 2,147,000) alleging the undue amortization of goodwill amounts between 2009 and 2012, and charging CSLL, IRPJ and penalties due to the late payment of taxes. Claro Brasil has challenged this assessment at the administrative level and a final resolution is pending. The Company has established a provision of Ps. 558,769 (R$ 110,000) in the accompanying consolidated financial statements for the losses arising from these contingencies, which the Company considers probable.

PIS/COFINS

As of December 31, 2018, Claro Brasil, Americel, TdB, Primesys and Brasil Center Comunicações Ltda. (“Brasil Center”) had aggregate tax assessments related to Social Integration Program (“PIS”) and Contribution for Social Security Financing (“COFINS”) in the amount of Ps. 16,488,772 (R$ 3,246,000). As of December 31, 2018, the Company has established a provision of Ps. 5,861,997 (R$ 1,154,000) in the accompanying consolidated financial statements for the losses arising from the PIS/COFINS assessments, which the Company considers probable. With respect to such PIS/COFINS assessments:

•

Claro Brasil and Americel have commenced lawsuits against the Brazilian Federal Revenue Service seeking a ruling on constitutional grounds to exclude interconnection fees from the base used to calculate PIS and COFINS tax obligations. Pending a final resolution and pursuant to applicable Brazilian procedure, the companies have paid the tax based on their position in the lawsuits and have established a provision for the disputed amounts. As of December 31, 2018, the total amount in dispute was approximately Ps. 5,221,952 (R$ 1,028,000).

•

Tax assessments against Claro Brasil and Americel related to the offset of PIS and COFINS credits recorded in the noncumulative method in an amount of Ps. 8,183,429 (approximately R$ 1,611,000) as of December 31, 2018. The Company has not established a provision in the accompanying consolidated financial statements to cover the losses arising from this contingency, which the Company does not consider probable.

As of September 30, 2018, based on a favorable decision from the Brazilian Supreme Court concerning the exclusion of ICMS from PIS and COFINS, the Company reverted the provision of Ps. 13,034,562 (R$2,566,000).

FUST/FUNTTEL

Anatel has initiated administrative proceedings against Claro Brasil, Americel, Primesys, TdB, BrTel and TVSAT in an aggregate amount of Ps. 14,223,217 (R$ 2,800,000) mainly based on an allegedly improper exclusion of interconnection revenues and costs from the basis used to calculate its Fund for Universal Telecommunication Services (“FUST”) obligations. The companies are contesting these assessments. As of December 31, 2018, the Company has established a provision of Ps. 1,706,786 (R$ 336,000) in the accompanying consolidated financial statements to cover the losses arising from these assessments, which the Company considers probable.

In addition, the Brazilian Ministry of Communications (Ministério das Comunicações) has initiated administrative proceedings against Claro Brasil, Americel, Primesys, TdB, BrTel and TVSAT totaling an amount of Ps. 5,115,278 (R$ 1,007,000) as of December 31, 2018, due to an alleged underpayment of their obligations to the telecommunications Technology Development Fund (“FUNTTEL”). The companies have challenged these assessments and a final resolution is pending. As of December 31, 2018, the Company has established a provision of Ps. 5,080 (R$ 1,000) in the accompanying consolidated financial statements to cover the losses arising from these assessments, which the Company considers probable.

ISS

The Municipal Revenue Services have issued tax assessments against Claro Brasil, Brasil Center and Primesys, totaling an aggregate amount of approximately Ps. 3,637,080 (R$ 716,000) due to the alleged nonpayment of Brazilian Services tax (“ISS”) over several telecommunication services, including Pay TV services, considered as taxable for ISS by these authorities. The companies have challenged the tax assessments on the grounds that the services cited are not subject to ISS tax and a final resolution is pending. As of December 31, 2018, the Company has established a provision of Ps. 25,399 (R$ 5,000) in the accompanying financial statements for the losses arising from these assessments, which the Company considers probable.

TFI

As of December 31, 2018, Anatel fined Claro Brasil and Americel a total of Ps. 13,207,273 (R$ 2,600,000), for an unpaid installation inspection fee (Taxa de Fiscalização de Instalação, or “TFI”) allegedly due for the renovation of radio base stations. Claro Brasil and Americel have challenged the fine, arguing that there was no new equipment installation that could lead to this charge, and a final resolution is pending. The Company has not established a provision in the accompanying consolidated financial statements to cover losses arising from these proceedings, which the Company does not consider probable.

Other Tax Contingencies

There are other several tax contingencies involving Claro Brasil, Americel, TdB and Primesys in an aggregate amount of Ps. 12,394,517 (R$ 2,440,000) related to a variety of taxes and government programs. As of December 31, 2018, the Company has established a provision of Ps. 1,117,538 (R$ 220,000) in the accompanying consolidated financial statements for the losses arising from these contingencies, which the Company considers probable.

b. Regulatory Matters

Inflation-Related Adjustments

Anatel has challenged the calculation of inflation-related adjustments due under the concession agreements with Tess S.A. (“Tess”), and Algar Telecom Leste S.A. (“ATL”), two of the Company’s subsidiaries that were previously merged into Claro Brasil. Anatel rejected Tess and ATL’s calculation of the inflation-related adjustments applicable to 60% of the concessions price (which was due in three equal annual installments, subject to inflation-related adjustments and interest), claiming that the companies’ calculation of the inflation-related adjustments resulted in a shortfall of the installment payments. The companies have filed declaratory and consignment actions seeking the resolution of the disputes and have obtained injunctions from a federal appeals court suspending payment until the pending appeals are resolved.

The amount of the alleged shortfall as well as the method used to calculate monetary corrections are in dispute. If other methods or assumptions are applied, the amount may increase. In 2018, Anatel calculated the monetary correction in a total amount of Ps. 19,302,937 (R$ 3,800,000). As of December 31, 2018, the Company has established a provision of Ps. 3,419,668 (R$ 673,200) in the accompanying consolidated financial statements for the losses arising from these contingencies, which the Company considers probable.

III. ECUADOR

In 2014, following a regulatory claim filed in 2012 by state-owned operator Corporación Nacional de Telecomunicaciones (“CNT”), the Superintendency of Control of Market Power (Superintendencia de Control del Poder del Mercado, or “SCPM”), imposed a fine of Ps.2,724,113 (US$138,400), on Conecel for alleged monopolistic practices. CNT alleged that Conecel had exclusive rights to deploy its network in five locations and thereby prevented CNT from deploying its own network in the same locations. Conecel challenged the fine before the Administrative Dispute Tribunal (Tribunal de lo Contencioso Administrativo), denying any wrongdoing and contends that CNT had other alternative sites in the same locations where it could have deployed its network.

In 2018, the Administrative Dispute Tribunal (Tribunal de lo Contencioso Administrativo), issued a ruling in favor of Conecel, declaring the fine null and void. The SCPM filed an appeal before the National Court of Justice and the appeal was declared inadmissible by such Court on March 14, 2019; nevertheless, this decision may not be final.